FAM VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Banks - 5.2%
M&T Bank Corporation	168,870	$ 29,775,159
Pinnacle Financial Partners, Inc.	120,500	9,772,550
SouthState Corporation	364,610	28,847,943
		68,395,652
Building Products - 0.8%
Fortune Brands Home & Security, Inc.	200,000	10,738,000

Capital Markets - 6.6%
Brookfield Asset Management, Inc. - Class A	1,591,760	65,087,066
T. Rowe Price Group, Inc.	214,390	22,513,094
		87,600,160
Chemicals - 3.1%
Air Products & Chemicals, Inc.	175,500	40,844,115

Construction Materials - 3.5%
Vulcan Materials Company	297,930	46,986,540

Containers & Packaging - 2.3%
Avery Dennison Corporation	187,000	30,424,900

Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. - Class A (a)	98	39,834,060

Electronic Equipment, Instruments & Components - 11.8%
Amphenol Corporation - Class A	475,240	31,822,070
CDW Corporation	558,200	87,123,856
Zebra Technologies Corporation - Class A (a)	145,960	38,242,980
		157,188,906
Health Care Equipment & Supplies - 3.2%
Stryker Corporation	208,000	42,128,320

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (a)	11,350	18,650,433

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Insurance - 14.1%
Brown & Brown, Inc.	1,679,392	$ 101,569,628
Markel Corporation (a)	53,850	58,385,247
Progressive Corporation (The)	240,000	27,890,400
		187,845,275
IT Services - 5.2%
Black Knight, Inc. (a)	608,611	39,395,390
Fidelity National Information Services, Inc.	402,400	30,409,368
		69,804,758
Machinery - 13.0%
Graco, Inc.	670,180	40,177,291
IDEX Corporation	431,530	86,241,271
Illinois Tool Works, Inc.	254,560	45,986,264
		172,404,826
Multi-Line Retail - 2.6%
Dollar General Corporation	146,300	35,091,518

Oil, Gas & Consumable Fuels - 3.1%
EOG Resources, Inc.	366,500	40,949,045

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	279,510	38,946,924
Microchip Technology, Inc.	160,000	9,764,800
		48,711,724
Specialty Retail - 11.4%
AutoZone, Inc. (a)	21,330	45,687,367
CarMax, Inc. (a)	559,944	36,967,503
Ross Stores, Inc.	810,688	68,316,678
		150,971,548
Trading Companies & Distributors - 2.7%
Fastenal Company	780,900	35,952,636

Total Common Stocks (Cost $522,055,234)		$ 1,284,522,416

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.3%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 2.87% (b) (Cost $43,949,346)	43,949,346	$ 43,949,346

Total Investments at Value - 100.0% (Cost $566,004,580)		$ 1,328,471,762

Liabilities in Excess of Other Assets – (0.0%) (c)		(650,515)

Net Assets - 100.0%		$ 1,327,821,247

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2022.
(c)	Percentage rounds to less than (0.1%).

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Aerospace & Defense - 3.1%
HEICO Corporation - Class A	139,305	$ 15,967,139

Banks - 1.1%
First Hawaiian, Inc.	226,000	5,566,380

Building Products - 5.7%
Trane Technologies plc	200,300	29,005,443

Capital Markets - 0.7%
T. Rowe Price Group, Inc.	32,400	3,402,324

Chemicals - 4.7%
Air Products & Chemicals, Inc.	103,350	24,052,646

Commercial Services & Supplies - 2.5%
Cintas Corporation	33,220	12,895,672

Commercial Support Services - 4.1%
Republic Services, Inc.	152,890	20,799,155

Construction Materials - 3.2%
Vulcan Materials Company	102,830	16,217,319

Containers & Packaging - 4.0%
Avery Dennison Corporation	125,500	20,418,850

Distributors - 3.3%
Pool Corporation	53,900	17,151,519

Electronic Equipment, Instruments & Components - 7.6%
Amphenol Corporation - Class A	75,251	5,038,807
CDW Corporation	217,000	33,869,360
		38,908,167

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Food Products - 0.5%
McCormick & Company, Inc.	36,700	$ 2,615,609

Health Care Equipment & Supplies - 6.1%
STERIS plc	57,845	9,618,467
Stryker Corporation	107,000	21,671,780
		31,290,247
Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	20,000	7,192,800

Insurance - 10.8%
Arthur J. Gallagher & Company	219,000	37,497,180
Hanover Insurance Group, Inc. (The)	137,200	17,580,808
		55,077,988
IT Services - 16.3%
Broadridge Financial Solutions, Inc.	159,400	23,004,608
Genpact Ltd.	473,000	20,703,210
Jack Henry & Associates, Inc.	112,300	20,468,921
Paychex, Inc.	173,080	19,421,307
		83,598,046
Machinery - 3.2%
IDEX Corporation	81,174	16,222,624

Semiconductors & Semiconductor Equipment - 9.0%
Entegris, Inc.	253,000	21,004,060
Microchip Technology, Inc.	414,920	25,322,567
		46,326,627
Specialty Retail - 4.0%
Ross Stores, Inc.	240,026	20,226,991

Trading Companies & Distributors - 4.2%
Fastenal Company	349,000	16,067,960

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Trading Companies & Distributors - 4.2% (Continued)
Watsco, Inc.	21,720	$ 5,592,031
21,659,991

Total Common Stocks (Cost $296,243,772)		$ 488,595,537

MONEY MARKET FUNDS - 4.6%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 2.87% (a) (Cost $23,594,201)	23,594,201	$ 23,594,201

Total Investments at Value - 100.1% (Cost $319,837,973)		$ 512,189,738

Liabilities in Excess of Other Assets - (0.1%)		(268,090)

Net Assets - 100.0%		$ 511,921,648

(a)	The rate shown is the 7-day effective yield as of September 30, 2022.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Asset Management - 2.5%
Paya Holdings, Inc. (a)	1,099,145	$ 6,715,776

Banks - 12.1%
Home BancShares, Inc.	412,135	9,277,159
Pinnacle Financial Partners, Inc.	168,000	13,624,800
SouthState Corporation	121,606	9,621,466
		32,523,425
Diversified Consumer Services - 5.3%
Carriage Services, Inc.	249,000	8,007,840
Frontdoor, Inc. (a)	313,205	6,386,250
		14,394,090
Food Products - 7.4%
Hostess Brands, Inc. (a)	553,000	12,851,720
Nomad Foods Ltd. (a)	507,097	7,200,777
		20,052,497
Gas Utilities - 3.6%
Brookfield Infrastructure Corporation - Class A	236,415	9,622,091

Health Care Facilities & Services - 3.7%
Chemed Corporation	22,655	9,890,267

Hotels, Restaurants & Leisure 3.9%
Choice Hotels International, Inc.	97,000	10,623,440

Insurance - 5.9%
Hagerty, Inc. - Class A (a)	624,446	5,613,770
Trisura Group Ltd. (a)	428,480	10,382,070
		15,995,840
IT Services - 9.8%
Cass Information Systems, Inc.	206,145	7,151,170
ExlService Holdings, Inc. (a)	131,000	19,304,160
		26,455,330
Machinery - 3.2%
Franklin Electric Company, Inc.	104,500	8,538,695

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.7% (Continued)	Shares	Value
Media - 3.4%
Boston Omaha Corporation - Class A (a)	401,300	$ 9,245,952

Multi-Line Retail - 3.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	205,550	10,606,380

Professional Services - 7.1%
CBIZ, Inc. (a)	449,135	19,213,995

Real Estate Management & Development - 7.2%
Colliers International Group, Inc.	120,000	10,999,200
FirstService Corporation	70,850	8,431,859
		19,431,059
Real Estate Owners & Developers - 1.7%
Dream Finders Homes, Inc. - Class A (a)	430,000	4,558,000

Road & Rail - 3.5%
Landstar System, Inc.	65,700	9,485,109

Software - 5.6%
Descartes Systems Group, Inc. (The) (a)	101,200	6,429,236
SPS Commerce, Inc. (a)	69,800	8,671,254
		15,100,490
Specialty Retail - 4.7%
Floor & Decor Holdings, Inc. - Class A (a)	80,558	5,660,005
Penske Automotive Group, Inc.	72,319	7,118,359
		12,778,364
Trading Companies & Distributors - 2.1%
SiteOne Landscape Supply, Inc. (a)	54,275	5,652,199

Total Common Stocks (Cost $198,245,844)		$ 260,882,999

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.4%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 2.87% (b) (Cost $9,077,000)	9,077,000	$ 9,077,000

Total Investments at Value - 100.1% (Cost $207,322,844)		$ 269,959,999

Liabilities in Excess of Other Assets - (0.1%)		(283,457)

Net Assets - 100.0%		$ 269,676,542

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2022.